Employee Benefit Plan, Schedule, Allocation, Asset and Liability (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Albemarle Corporation Retirement Savings Plan
EBP, Schedule of Allocation, Asset and Liability [Line Items]
Unallocated Assets	$ 360,412	$ 3,997,604